Property, Plant, and Equipment, net - Schedule of Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 32,158	$ 35,592
Less: Accumulated depreciation	(20,391)	(20,997)
Property, plant, and equipment, net	11,767	14,595
Buildings
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	245	338
Plant and machinery
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	523	2,213
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	285	285
Computer and office equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	13,139	16,896
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,451	1,696
Internal use software
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	15,259	11,311
Construction and software development in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,256	$ 2,853